PMC Diversified Equity Fund
Schedule of Investments
May 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.34%
Accommodation - 0.20%
Caesars Entertainment, Inc. (a)		4,127	$443,446
GreenTree Hospitality Group Ltd. - ADR (a)		1,760	26,083
MGM Resorts International		3,511	150,517
Penn National Gaming, Inc. (a)(c)		19,666	1,612,022
			2,232,068
Administration of Human Resource Programs - 0.02%
Hailiang Education Group, Inc. - ADR (a)		4,294	174,251
Administrative and Support Services - 2.64%
111, Inc. - ADR (a)		2,037	19,820
ABM Industries, Inc.		4,076	203,352
Accenture PLC - Class A (b)		20,072	5,663,516
AdaptHealth Corp. (a)		4,341	113,691
Alarm.com Holdings, Inc. (a)		4,569	374,110
Alibaba Group Holding Ltd. - ADR (a)		20,980	4,488,881
Alliance Data Systems Corp.		3,243	392,565
AMN Healthcare Services, Inc. (a)		951	84,354
ASGN, Inc. (a)		2,691	277,415
Atlas Copco AB - Class A - ADR		31,217	1,919,845
Atlas Copco AB - Class B - ADR		22,868	1,190,737
Baker Hughes Co.		73,055	1,782,542
Bilibili, Inc. - ADR (a)(c)		2,400	257,232
Broadridge Financial Solutions, Inc.		13,333	2,126,347
China Overseas Land & Investment Ltd. - ADR		9,337	111,297
Conduent, Inc. (a)		34,726	263,223
Criteo SA - ADR (a)		17,958	668,756
Deutsche Post AG - ADR		41,234	2,801,437
Evolent Health, Inc. - Class A (a)(c)		3,463	67,286
Fang Holdings Ltd. - ADR (a)		141	1,647
Fortum OYJ - ADR		99,799	591,808
HeadHunter Group PLC - ADR (a)		1,081	44,505
Hillenbrand, Inc.		7,163	326,633
Kforce, Inc.		8,370	524,883
ManpowerGroup, Inc.		4,227	511,425
MasTec, Inc. (a)(c)		6,540	760,798
PayPal Holdings, Inc. (a)		6,938	1,804,019
Secom Co. Ltd. - ADR		53,257	1,048,630
TriNet Group, Inc. (a)		1,722	129,735
TTEC Holdings, Inc.		4,901	531,318
			29,081,807
Air Transportation - 0.04%
Atlas Air Worldwide Holdings, Inc. (a)		4,212	315,605
United Airlines Holdings, Inc. (a)		2,140	124,869
			440,474
Ambulatory Health Care Services - 1.07%
Acadia Healthcare Co., Inc. (a)(c)		6,810	438,292
Amedisys, Inc. (a)		2,144	553,945
DaVita, Inc. (a)		20,116	2,415,328
Laboratory Corp. of America Holdings (a)		8,650	2,374,251
LHC Group, Inc. (a)		2,143	421,850
Medpace Holdings, Inc. (a)		3,530	589,722
Molina Healthcare, Inc. (a)		2,377	597,483
Natera, Inc. (a)		332	31,254
Novocure Ltd. (a)(b)(c)		1,769	360,876
Premier, Inc. - Class A		3,966	130,878
Progyny, Inc. (a)(c)		1,828	117,065
Quest Diagnostics, Inc. (c)		12,604	1,659,569
Select Medical Holdings Corp.		10,911	437,204
Sonic Healthcare Ltd. - ADR		52,654	1,406,389
Surgery Partners, Inc. (a)(c)		3,880	227,096
			11,761,202
Animal Production and Aquaculture - 0.00%
Cresud SACIF y A - ADR (a)		5,956	37,463
Apparel Manufacturing - 0.12%
ANTA Sports Products Ltd. - ADR (c)		1,048	531,273
Deckers Outdoor Corp. (a)		1,883	631,634
G-III Apparel Group Ltd. (a)		3,311	109,395
			1,272,302
Beverage and Tobacco Product Manufacturing - 0.90%
Altria Group, Inc.		41,398	2,037,610
Anheuser-Busch InBev SA - ADR		13,808	1,046,232
Boston Beer Co., Inc. - Class A (a)(c)		82	86,769
Cia Cervecerias Unidas SA - ADR		8,418	151,187
Constellation Brands, Inc. - Class A		1,073	257,220
Embotelladora Andina SA - Class A - ADR		5,906	73,234
Embotelladora Andina SA - Class B - ADR		7,738	113,749
Kirin Holdings Co. Ltd. - ADR		43,192	875,934
Monster Beverage Corp. (a)		5,747	541,770
Philip Morris International, Inc.		32,176	3,102,732
Swedish Match AB - ADR		178,440	1,641,648
Tsingtao Brewery Co. Ltd. - ADR (c)		352	18,660
			9,946,745
Broadcasting (except Internet) - 1.95%
Altice USA, Inc. - Class A (a)		16,886	608,909
Comcast Corp. - Class A		96,501	5,533,367
Discovery, Inc. - Class A (a)(c)		43,772	1,405,519
Discovery, Inc. - Class C (a)(c)		90,650	2,724,033
DISH Network Corp. - Class A (a)		36,785	1,600,883
EW Scripps Co. - Class A		10,036	212,864
FOX Corp. - Class A (c)		56,884	2,124,616
FOX Corp. - Class B		12,120	439,714
Grupo Televisa SAB - ADR		26,849	348,232
MSG Networks, Inc. - Class A (a)		17,686	272,718
Nexstar Media Group, Inc. - Class A (c)		3,535	537,002
ProSiebenSat.1 Media SE - ADR (a)		51,564	286,696
Roku, Inc. (a)		3,319	1,150,730
WideOpenWest, Inc. (a)		21,094	351,637
ViacomCBS, Inc. - Class A		15,332	713,551
ViacomCBS, Inc. - Class B		74,241	3,149,303
			21,459,774
Building Material and Garden Equipment and Supplies Dealers - 0.69%
Home Depot, Inc.		10,122	3,228,007
Lowe's Companies, Inc.		10,995	2,142,156
Snap-on, Inc.		8,886	2,262,553
			7,632,716
Chemical Manufacturing - 6.44%
Abbott Laboratories		14,761	1,721,871
AbbVie, Inc.		24,563	2,780,532
Alterity Therapeutics Ltd. - ADR (a)		85,144	114,093
Amgen, Inc.		993	236,274
Asahi Kasei Corp. - ADR		23,598	532,489
Astellas Pharma, Inc. - ADR		46,745	758,204
AstraZeneca PLC - ADR		38,707	2,197,396
Bicycle Therapeutics PLC - ADR (a)(c)		6,349	187,296
BioLine RX Ltd. - ADR (a)		31,876	91,165
Biondvax Pharmaceuticals Ltd. - ADR (a)(c)		6,371	19,304
Bio-Techne Corp. (c)		1,298	537,151
Blueprint Medicines Corp. (a)(c)		3,461	316,162
Catalent, Inc. (a)		5,047	529,077
Chugai Pharmaceutical Co. Ltd. - ADR		61,514	1,166,152
Clinuvel Pharmaceuticals Ltd. - ADR		10,711	243,033
Corcept Therapeutics, Inc. (a)(c)		10,392	224,467
Covestro AG - ADR		31,096	1,088,360
CSL Ltd. - ADR		6,894	771,508
D&L Industries, Inc. - ADR		14,473	56,155
Daiichi Sankyo Co. Ltd. - ADR		59,421	1,378,567
Denali Therapeutics, Inc. (a)(c)		5,571	354,260
Dow, Inc.		608	41,599
Dr Reddy's Laboratories Ltd. - ADR		8,123	579,739
DuPont de Nemours, Inc.		11,111	939,879
Eastman Chemical Co.		7,849	984,265
Eisai Co. Ltd. - ADR		7,102	479,385
Eli Lilly and Co.		7,038	1,405,770
Emergent BioSolutions, Inc. (a)		3,904	236,778
FutureFuel Corp. (c)		14,094	144,745
GlaxoSmithKline PLC - ADR		13,183	511,105
Halozyme Therapeutics, Inc. (a)(c)		8,752	362,420
Horizon Therapeutics PLC (a)(b)		19,525	1,789,662
Incitec Pivot Ltd. - ADR (a)		183,037	323,060
Innoviva, Inc. (a)(c)		17,143	230,573
Ipsen SA - ADR		24,163	623,889
Jazz Pharmaceuticals PLC (a)(b)		818	145,710
Johnson & Johnson		41,902	7,091,913
Kao Corp. - ADR		103,520	1,266,050
Kazia Therapeutics Ltd. - ADR (a)(c)		29,062	276,380
Kose Corp. - ADR		34,994	1,117,358
Kronos Worldwide, Inc.		8,582	139,372
Kuraray Co. Ltd. - ADR		3,904	124,381
Merck & Co., Inc.		2,463	186,917
Merck KGaA - ADR (c)		24,652	885,746
Meridian Bioscience, Inc. (a)(c)		5,981	124,166
Moderna, Inc. (a)		5,709	1,056,222
Mosaic Co.		17,662	638,305
Neurocrine Biosciences, Inc. (a)(c)		2,461	236,797
Novartis AG - ADR		23,394	2,067,562
Novavax, Inc. (a)(c)		757	111,748
Novo Nordisk A/S - ADR		49,471	3,903,261
Nu Skin Enterprises, Inc. - Class A (c)		3,668	220,667
Ono Pharmaceutical Co. Ltd. - ADR		127,434	962,127
OPKO Health, Inc. (a)(c)		44,968	171,778
Otsuka Holdings Co. Ltd. - ADR		42,805	894,196
Pacira BioSciences, Inc. (a)		1,941	117,760
Pfizer, Inc.		67,993	2,633,369
Prestige Consumer Healthcare, Inc. (a)		6,616	329,940
Procter & Gamble Co.		21,163	2,853,830
Quidel Corp. (a)(c)		1,823	215,315
Redhill Biopharma Ltd. - ADR (a)(c)		5,433	39,389
Regeneron Pharmaceuticals, Inc. (a)		2,920	1,467,096
Repligen Corp. (a)		4,307	786,501
Rogers Corp. (a)		1,142	213,954
Sage Therapeutics, Inc. (a)		6,644	462,422
Sanofi - ADR		56,489	3,018,207
Santen Pharmaceutical Co. Ltd. - ADR		21,526	286,726
Shin-Etsu Chemical Co. Ltd. - ADR (c)		68,636	2,973,998
Shionogi & Co Ltd. - ADR		43,796	559,713
Starpharma Holdings Ltd. - ADR (a)		8,656	110,451
Sumitomo Chemical Co. Ltd. - ADR		5,298	147,735
Supernus Pharmaceuticals, Inc. (a)		9,425	281,336
Sysmex Corp. - ADR		21,586	1,122,688
Takeda Pharmaceutical Co. Ltd. - ADR		48,965	836,812
Teva Pharmaceutical Industries Ltd. - ADR (a)		9,537	99,185
TG Therapeutics, Inc. (a)(c)		1,232	42,960
Trinity Biotech PLC - ADR (a)		110,901	347,120
Tronox Holdings PLC - Class A (b)		16,158	379,390
Twist Bioscience Corp. (a)(c)		1,562	167,618
Unilever PLC - ADR		20,665	1,239,280
United Therapeutics Corp. (a)		5,115	950,879
Verona Pharma PLC - ADR (a)		3,740	22,627
Vertex Pharmaceuticals, Inc. (a)		779	162,523
West Pharmaceutical Services, Inc.		3,773	1,311,155
Westlake Chemical Corp.		11,691	1,179,272
XTL Biopharmaceuticals Ltd. - ADR (a)		3,218	11,456
Yara International ASA - ADR		37,263	997,531
			70,945,279
Clothing and Clothing Accessories Stores - 0.64%
ASOS PLC - ADR (a)		5,405	373,323
Buckle, Inc. (c)		7,991	336,581
Fast Retailing Co. Ltd. - ADR		25,042	2,037,167
Hennes & Mauritz AB - ADR (a)		49,315	253,479
KKR & Co, Inc. - Class A (c)		28,198	1,570,347
L Brands, Inc. (a)		6,447	450,452
Mr Price Group Ltd. - ADR		23,092	386,791
Pandora A/S - ADR		39,736	1,342,679
Signet Jewelers Ltd. (a)(b)		2,517	152,480
Zumiez, Inc. (a)		4,475	196,095
			7,099,394
Computer and Electronic Product Manufacturing - 13.82%
Advanced Micro Devices, Inc. (a)		10,703	857,096
Advantest Corp. - ADR (c)		13,576	1,202,698
Agilent Technologies, Inc.		8,555	1,181,702
Alphabet, Inc. - Class A (a)		3,752	8,842,900
Alphabet, Inc. - Class C (a)		3,234	7,798,984
Amkor Technology, Inc.		12,749	269,004
Amphenol Corp. - Class A		17,790	1,196,555
Apple, Inc.		208,389	25,967,354
ASE Technology Holding Co Ltd. - ADR (c)		44,985	360,780
AU Optronics Corp. - ADR (a)		33,995	292,017
Avanos Medical, Inc. (a)(c)		6,109	244,971
Avaya Holdings Corp. (a)		7,422	212,863
Bio-Rad Laboratories, Inc. - Class A (a)		2,378	1,432,435
Bloom Energy Corp. - Class A (a)		1,387	33,524
Broadcom, Inc.		6,912	3,264,745
Bruker Corp.		2,174	150,963
ChipMOS Technologies, Inc. - ADR		6,245	201,339
Ciena Corp. (a)(c)		7,269	384,312
Cirrus Logic, Inc. (a)		4,899	382,465
Cisco Systems, Inc.		77,419	4,095,465
Danaher Corp.		9,000	2,305,260
Dell Technologies, Inc. - Class C (a)		29,287	2,888,870
Diodes, Inc. (a)		5,143	389,171
Dolby Laboratories, Inc. - Class A		4,586	447,318
Enphase Energy, Inc. (a)		1,211	173,234
FormFactor, Inc. (a)(c)		13,249	467,027
Hitachi Ltd. - ADR		24,348	2,564,088
Hologic, Inc. (a)(c)		36,927	2,328,617
HP, Inc.		105,460	3,082,596
Infineon Technologies AG - ADR		17,612	713,110
Intel Corp.		83,324	4,759,466
Jabil, Inc.		7,571	427,383
JinkoSolar Holding Co. Ltd. - ADR (a)		4,473	163,757
Juniper Networks, Inc. (c)		11,438	301,163
Keysight Technologies, Inc. (a)		12,014	1,710,553
Kyocera Corp. - ADR		12,412	763,090
Lam Research Corp.		5,775	3,752,884
Lattice Semiconductor Corp. (a)(c)		6,376	338,374
LG Display Co. Ltd. - ADR (a)		7,972	84,982
Logitech International SA (b)		9,043	1,113,193
Loral Space & Communications, Inc.		2,139	80,961
Lumentum Holdings, Inc. (a)(c)		2,434	198,055
Methode Electronics, Inc.		10,139	490,525
Micron Technology, Inc. (a)		33,042	2,780,154
MKS Instruments, Inc. (c)		2,922	550,008
Monolithic Power Systems, Inc.		1,211	415,518
Motorola Solutions, Inc.		7,425	1,524,427
Nano Dimension Ltd. - ADR (a)(c)		15,138	107,480
NetApp, Inc.		17,833	1,379,739
NETGEAR, Inc. (a)(c)		8,761	340,628
Nitto Denko Corp. - ADR		37,839	1,488,965
NVIDIA Corp.		5,652	3,672,557
Omnicell, Inc. (a)		1,803	250,617
Omron Corp. - ADR (c)		15,941	1,273,686
ON Semiconductor Corp. (a)		43,581	1,744,983
OSI Systems, Inc. (a)		3,074	296,211
Panasonic Corp. - ADR		122,940	1,404,590
PerkinElmer, Inc. (c)		3,975	576,653
Plantronics, Inc. (a)		1,958	64,222
Power Integrations, Inc. (c)		4,752	390,567
Qorvo, Inc. (a)		17,004	3,106,970
QUALCOMM, Inc.		30,672	4,126,610
Rohm Co. Ltd. - ADR		17,025	809,709
Sanmina Corp. (a)(c)		5,440	229,078
Seagate Technology Holdings PLC (b)(c)		27,601	2,642,796
Seiko Epson Corp. - ADR		106,121	960,766
Sharp Corp. - ADR (a)		80,529	370,433
Skyworks Solutions, Inc.		15,131	2,572,270
Sony Corp. - ADR		44,481	4,430,753
STMicroelectronics NV (b)		2,417	90,251
Sumitomo Electric Industries Ltd. - ADR		33,761	518,400
Super Micro Computer, Inc. (a)		8,369	290,739
Synaptics, Inc. (a)(c)		2,878	363,578
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		60,000	7,041,600
TDK Corp. - ADR		8,122	1,031,738
Teradyne, Inc.		23,454	3,104,137
Texas Instruments, Inc.		10,961	2,080,617
Thermo Fisher Scientific, Inc.		10,961	5,146,189
Toshiba Corp. - ADR		5,366	113,115
Trane Technologies PLC (b)		2,358	439,531
Trimble, Inc. (a)		23,121	1,798,583
United Microelectronics Corp. - ADR		79,468	747,794
Vishay Intertechnology, Inc.		15,240	366,827
VTech Holdings Ltd. - ADR		25,851	264,973
Waters Corp. (a)		1,887	608,086
Western Digital Corp.		15,389	1,157,714
Xperi Holding Corp.		9,932	212,743
Zebra Technologies Corp. - Class A (a)		2,829	1,406,154
Zepp Health Corp. - ADR (a)		8,540	85,315
			152,294,323
Construction of Buildings - 1.31%
Avantor, Inc. (a)		10,086	324,265
Barratt Developments PLC - ADR		16,102	345,227
Daito Trust Construction Co. Ltd. - ADR		19,605	534,236
Daiwa House Industry Co. Ltd. - ADR		23,443	683,129
DR Horton, Inc.		28,252	2,692,132
KB Home		4,904	229,556
Lennar Corp. - Class A		24,385	2,414,359
Lennar Corp. - Class B		26,887	2,105,521
LGI Homes, Inc. (a)(c)		1,874	338,838
MDC Holdings, Inc.		8,392	486,316
Meritage Homes Corp. (a)		4,737	510,033
Mitie Group PLC - ADR		120,353	473,589
Persimmon PLC - ADR		3,552	324,830
PulteGroup, Inc.		32,849	1,898,344
Taylor Morrison Home Corp. (a)		8,522	252,422
Toll Brothers, Inc.		3,846	250,913
TRI Pointe Group, Inc. (a)		13,361	322,267
Tutor Perini Corp. (a)		14,468	223,965
			14,409,942
Couriers and Messengers - 0.25%
Air Transport Services Group, Inc. (a)		2,042	50,723
FedEx Corp.		8,641	2,720,273
			2,770,996
Credit Intermediation and Related Activities - 4.68%
Ally Financial, Inc.		37,787	2,067,327
Associated Banc-Corp		7,497	172,356
Australia & New Zealand Banking Group Ltd. - ADR		49,699	1,109,282
B&M European Value Retail SA - ADR (c)		16,294	537,539
Banco BBVA Argentina SA - ADR (a)(c)		37,622	126,786
Banco Bilbao Vizcaya Argentaria SA - ADR		338,337	2,107,841
Banco de Chile - ADR		27,104	543,706
Banco Macro SA - ADR (a)		8,680	142,265
Banco Santander Chile - ADR		25,677	549,231
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (a)		30,967	182,396
Bank Mandiri Persero Tbk PT - ADR		71,946	575,568
Bank of East Asia Ltd. - ADR		219,886	448,567
Bank Rakyat Indonesia Persero Tbk PT - ADR		64,718	929,998
Barclays PLC - ADR		70,921	750,344
BNP Paribas SA - ADR		112,374	3,875,780
Cadence BanCorp		9,243	206,858
China Merchants Bank Co. Ltd. - ADR		5,578	259,154
Credit Agricole SA - ADR		203,675	1,517,379
Commonwealth Bank of Australia - ADR		12,813	997,620
Danske Bank A/S - ADR		140,903	1,334,351
DBS Group Holdings Ltd. - ADR		4,311	399,414
Deutsche Bank AG (a)(b)		74,781	1,128,445
DNB ASA - ADR		126,856	2,847,918
Encore Capital Group, Inc. (a)(c)		6,037	279,453
Fifth Third Bancorp		10,589	446,220
FinVolution Group - ADR (c)		61,306	461,021
First Financial Bankshares, Inc.		3,760	189,316
Flagstar Bancorp, Inc.		4,501	206,146
Grupo Financiero Banorte SAB de CV - ADR		6,881	234,711
Hachijuni Bank Ltd. - ADR		13,399	464,208
HDFC Bank Ltd. - ADR (a)		13,259	1,014,711
Hilltop Holdings, Inc.		15,391	571,776
ICICI Bank Ltd. - ADR (a)		98,141	1,767,519
ING Groep NV - ADR		31,562	440,921
JPMorgan Chase & Co.		6,657	1,093,346
Kasikornbank PCL - ADR		2,633	39,943
Mediobanca Banca di Credito Finanziario SpA - ADR (a)		60,609	719,429
Mizuho Financial Group, Inc. - ADR		577,006	1,806,029
National Australia Bank Ltd. - ADR		175,949	1,850,983
Nelnet, Inc. - Class A		2,776	209,644
New York Community Bancorp, Inc. (c)		27,122	324,650
OneMain Holdings, Inc.		9,321	539,127
ORIX Corp. - ADR		17,593	1,549,766
PennyMac Financial Services, Inc.		7,250	453,923
PNC Financial Services Group, Inc.		10,711	2,085,217
Popular, Inc. (b)		5,796	473,011
Sberbank of Russia PJSC - ADR		64,563	1,089,823
Simmons First National Corp. - Class A (c)		6,789	207,065
Smith & Wesson Brands, Inc.		14,177	301,403
Sumitomo Mitsui Trust Holdings, Inc. - ADR		40,384	142,959
Svenska Handelsbanken AB - ADR		265,715	1,511,918
Swedbank AB - ADR		107,774	1,979,808
UBS Group AG (b)		197,133	3,227,068
Valley National Bancorp		45,751	655,154
Western Union Co.		38,310	937,445
Westpac Banking Corp. - ADR		51,806	1,059,951
World Acceptance Corp. (a)		1,513	243,003
Xiaobai Maimai, Inc. - ADR (a)		64	90
Zions Bancorp NA		4,348	251,662
			51,638,544
Crop Production - 0.14%
Japan Tobacco, Inc. - ADR		147,332	1,461,533
SLC Agricola SA - ADR		4,797	49,697
			1,511,230
Data Processing, Hosting and Related Services - 0.08%
21Vianet Group, Inc. - ADR (a)		251	5,602
CSG Systems International, Inc.		6,009	264,636
Inovalon Holdings, Inc. - Class A (a)		4,674	146,577
Mercury Fintech Holding, Inc. - ADR (a)(c)		19,600	113,876
Sciplay Corp. - Class A (a)(c)		17,537	302,513
Sify Technologies Ltd. - ADR (a)(c)		13,626	43,876
Sohu.com Ltd. - ADR (a)		1,158	20,416
			897,496
Educational Services - 0.03%
American Public Education, Inc. (a)		6,221	174,188
Bright Scholar Education Holdings Ltd. - ADR		7,820	32,218
China Online Education Group - ADR (a)		857	9,067
New Oriental Education & Technology Group, Inc. - ADR (a)		8,710	89,104
TAL Education Group - ADR (a)		1,374	54,919
			359,496
Electrical Equipment, Appliance, and Component Manufacturing - 1.53%
ABB Ltd. - ADR		33,814	1,154,410
Eaton Corp. PLC (b)		6,517	946,594
Generac Holdings, Inc. (a)		1,142	375,398
GrafTech International Ltd.		15,355	203,914
Hubbell, Inc. (c)		5,349	1,019,733
iRobot Corp. (a)(c)		2,441	238,486
Mitsubishi Electric Corp. - ADR		46,331	1,440,894
Murata Manufacturing Co. Ltd. - ADR (c)		118,898	2,242,417
Nidec Corp. - ADR		83,691	2,413,649
Plug Power, Inc. (a)(c)		2,695	82,737
Regal Beloit Corp.		2,512	357,282
Resideo Technologies, Inc. (a)		11,478	343,192
Schneider Electric SE - ADR		32,006	1,015,870
Siemens AG - ADR		25,337	2,079,154
Viomi Technology Co. Ltd. - ADR (a)(c)		21,206	172,829
Whirlpool Corp. (c)		7,461	1,768,928
Yaskawa Electric Corp. - ADR		10,683	1,013,710
			16,869,197
Electronics and Appliance Stores - 0.24%
AMC Networks, Inc. - Class A (a)(c)		5,559	298,407
Best Buy Co., Inc. (c)		18,531	2,154,043
Sega Sammy Holdings, Inc. - ADR (c)		72,278	231,290
			2,683,740
Fabricated Metal Product Manufacturing - 1.40%
Alfa Laval AB - ADR		33,548	1,253,685
Assa Abloy AB - ADR		40,046	616,308
Atkore International Group, Inc. (a)		9,237	713,096
Axon Enterprise, Inc. (a)		6	844
Emerson Electric Co.		16,314	1,561,087
Crown Holdings, Inc.		14,809	1,528,882
LVMH Moet Hennessy Louis Vuitton SE - ADR		18,727	3,009,991
Masco Corp.		17,706	1,067,849
Nucor Corp.		25,285	2,592,725
POSCO - ADR		7,689	615,966
Silgan Holdings, Inc.		14,211	598,709
Simpson Manufacturing Co, Inc.		1,463	164,324
Stanley Black & Decker, Inc.		6,255	1,356,084
Vista Outdoor, Inc. (a)		8,362	364,500
			15,444,050
Food and Beverage Stores - 1.07%
Aeon Co. Ltd. - ADR		46,444	1,259,329
Cia Brasileira de Distribuicao - ADR		51,732	387,990
J Sainsbury PLC - ADR		54,016	818,883
Koninklijke Ahold Delhaize NV - ADR		88,216	2,597,079
Kroger Co. (c)		65,233	2,412,316
Shoprite Holdings Ltd. - ADR		51,712	569,349
Sprouts Farmers Market, Inc. (a)(c)		8,199	218,093
Tesco PLC - ADR		124,134	1,179,273
Weis Markets, Inc. (c)		12,111	616,208
Wesfarmers Ltd. - ADR (c)		57,002	1,239,794
Wm Morrison Supermarkets PLC - ADR (c)		40,794	519,716
			11,818,030
Food Manufacturing - 1.86%
Ajinomoto Co., Inc. - ADR		104,149	2,430,316
Archer-Daniels-Midland Co.		75,997	5,056,081
B&G Foods, Inc. (c)		3,281	100,399
Bunge Ltd. (b)		6,331	549,657
Conagra Foods, Inc. (c)		44,164	1,682,648
CP Pokphand Co. Ltd. - ADR		37,849	118,467
Darling Ingredients, Inc. (a)		7,435	509,000
General Mills, Inc.		7,030	441,906
Industrias Bachoco SAB de CV - ADR		309	14,338
JM Smucker Co. (c)		12,240	1,631,470
Kellogg Co. (c)		2,400	157,176
Kraft Heinz Co. (c)		27,982	1,219,736
Marfrig Global Foods SA - ADR		39,431	134,263
Medifast, Inc.		914	303,677
Mondelez International, Inc. - Class A		9,040	574,311
Premier Foods PLC - ADR (a)		198,792	1,578,408
Tate & Lyle PLC - ADR		12,556	544,679
Tiger Brands Ltd. - ADR		5,821	95,464
Tyson Foods, Inc. - Class A		22,903	1,820,789
Wilmar International Ltd. - ADR		42,866	1,560,322
			20,523,107
Food Services and Drinking Places - 0.05%
Casey's General Stores, Inc.		1,084	239,391
Chipotle Mexican Grill, Inc. (a)		264	362,202
Texas Roadhouse, Inc.		12	1,209
			602,802
Funds, Trusts, and Other Financial Vehicles - 0.44%
Absa Group Ltd. - ADR		8,895	184,393
Garmin Ltd. (b)		14,266	2,029,196
Lonza Group AG - ADR		24,760	1,591,820
Sumitomo Mitsui Financial Group, Inc. - ADR		19,333	141,518
Up Fintech Holding Ltd. - ADR (a)		11,925	271,771
Woolworths Holdings Ltd. (a)(b)		156,425	624,918
			4,843,616
Furniture and Home Furnishings Stores - 0.15%
Bed Bath & Beyond, Inc. (a)(c)		5,665	158,563
RH (a)(c)		652	417,965
Ryohin Keikaku Co. Ltd. - ADR		21,791	418,496
Williams-Sonoma, Inc.		3,884	658,494
			1,653,518
Furniture and Related Product Manufacturing - 0.28%
Fortune Brands Home & Security, Inc.		20,636	2,128,810
HNI Corp.		5,272	240,509
Natuzzi SpA - ADR (a)		958	17,244
Sleep Number Corp. (a)		2,144	239,035
Steelcase, Inc. - Class A		7,857	113,691
Tempur Sealy International, Inc.		8,536	328,636
			3,067,925
Gasoline Stations - 0.02%
Cango, Inc. - ADR (c)		37,769	217,172
General Merchandise Stores - 1.60%
Big Lots, Inc.		4,593	279,897
BJ's Wholesale Club Holdings, Inc. (a)(c)		5,771	258,483
Colruyt SA - ADR		66,409	1,028,676
Costco Wholesale Corp.		7,166	2,710,683
Dillard's, Inc. - Class A (c)		2,861	377,395
Dollar General Corp.		8,716	1,769,000
Dollar Tree, Inc. (a)		15,678	1,528,605
Dufry AG - ADR (a)		4,847	30,148
Kohl's Corp.		4,301	238,662
Marks & Spencer Group PLC - ADR (a)		5,224	24,187
Pan Pacific International Holdings Corp. - ADR		42,376	847,520
PriceSmart, Inc.		2,098	185,253
Target Corp.		18,278	4,147,644
Walmart, Inc.		29,963	4,255,645
			17,681,798
Health and Personal Care Stores - 0.32%
Aspen Pharmacare Holdings Ltd. - ADR (a)		9,262	109,199
Covetrus, Inc. (a)		5,933	164,581
CVS Health Corp.		37,261	3,220,842
Forward Pharma A/S - ADR (a)		1,274	9,287
Rite Aid Corp. (a)(c)		3,663	66,923
			3,570,832
Heavy and Civil Engineering Construction - 0.18%
Alliance Global Group, Inc. - ADR		7,994	84,497
Granite Construction, Inc. (c)		2,537	102,393
JGC Holdings Corp. - ADR (a)		23,094	442,019
New World Development Co. Ltd. - ADR		49,345	133,725
Primoris Services Corp.		8,368	266,019
Skanska AB - ADR (c)		34,897	950,978
			1,979,631
Hospitals - 0.45%
HCA Healthcare, Inc.		14,535	3,121,972
Tenet Healthcare Corp. (a)(c)		5,428	363,187
Universal Health Services, Inc. - Class B		9,449	1,508,344
			4,993,503
Insurance Carriers and Related Activities - 7.03%
Admiral Group PLC - ADR (c)		12,124	512,845
Aflac, Inc.		25,829	1,463,988
Ageas SA/NV - ADR (c)		29,417	1,928,284
AIA Group Ltd. - ADR		2,734	146,324
Allianz SE - ADR		121,919	3,224,758
Allstate Corp.		26,997	3,688,060
American Equity Invesment Life Holding Co.		6,034	184,037
American Financial Group, Inc.		3,357	446,682
Anthem, Inc.		6,796	2,706,303
Arch Capital Group Ltd. (a)(b)		5,390	215,007
Arthur J. Gallagher & Co.		2,726	399,659
Assurant, Inc.		2,350	378,703
Athene Holding Ltd. - Class A (a)(b)		5,824	364,757
Aviva PLC - ADR		137,090	1,603,953
Berkshire Hathaway, Inc. - Class A (a)		11	4,796,000
Berkshire Hathaway, Inc. - Class B (a)		36,403	10,536,484
Centene Corp. (a)		12,561	924,490
Cigna Corp.		8,942	2,314,637
Cincinnati Financial Corp.		17,220	2,095,846
CNO Financial Group, Inc.		25,123	667,267
Direct Line Insurance Group PLC - ADR (c)		44,009	749,473
eHealth, Inc. (a)(c)		18	1,175
Employers Holdings, Inc.		4,428	186,862
Everest Re Group Ltd. (b)		4,454	1,157,862
Fidelity National Financial, Inc.		16,760	787,552
First American Financial Corp.		7,683	494,094
Gjensidige Forsikring ASA - ADR		50,613	1,172,956
Hartford Financial Services Group, Inc.		39,924	2,609,033
Horace Mann Educators Corp.		448	17,862
Humana, Inc.		3,331	1,457,979
Kemper Corp.		4,494	336,466
Lincoln National Corp.		21,383	1,492,320
Mercury General Corp.		5,693	362,075
MetLife, Inc.		46,594	3,045,383
MGIC Investment Corp.		5,650	83,168
MS&AD Insurance Group Holdings, Inc. - ADR		81,057	1,249,088
National Western Life Group, Inc. - Class A		1,224	299,904
NN Group NV - ADR		117,184	2,965,926
Principal Financial Group, Inc.		33,444	2,186,903
Progressive Corp.		15,955	1,580,821
Reinsurance Group of America, Inc.		586	73,854
Safety Insurance Group, Inc.		909	77,365
SiriusPoint Ltd. (a)(b)		16,788	176,610
Suncorp Group Ltd. - ADR		76,192	654,108
T&D Holdings, Inc. - ADR (c)		283,871	1,926,065
Tivity Health, Inc. (a)		3,294	86,303
Tokio Marine Holdings, Inc. - ADR		39,463	1,857,622
Topdanmark A/S - ADR		18,968	96,073
Travelers Companies, Inc.		20,914	3,339,966
UnitedHealth Group, Inc.		18,365	7,564,911
Unum Group		13,223	409,516
White Mountains Insurance Group Ltd. (b)		309	368,748
			77,466,127
Leather and Allied Product Manufacturing - 0.03%
Tapestry, Inc. (a)		6,426	288,463
Machinery Manufacturing - 4.28%
AGCO Corp.		2,977	411,927
Applied Materials, Inc.		39,189	5,413,176
Arcosa, Inc.		3,209	203,772
ASML Holding NV (b)		7,630	5,153,836
Astec Industries, Inc.		1,329	91,076
Brooks Automation, Inc.		6,307	643,882
Canon, Inc. - ADR		25,564	610,724
Carrier Global Corp.		2,621	120,383
Casio Computer Co. Ltd. - ADR		2,862	495,784
Caterpillar, Inc.		6,912	1,666,345
Cummins, Inc.		12,151	3,126,210
Daikin Industries Ltd. - ADR		122,410	2,444,527
Deere & Co.		3,731	1,347,264
Diebold Nixdorf, Inc. (a)		10,330	139,868
Dover Corp.		9,848	1,482,124
Fabrinet (a)(b)		6,938	622,269
FANUC Corp. - ADR		71,377	1,714,119
FUJIFILM Holdings Corp. - ADR		23,627	1,634,752
General Electric Co.		182,314	2,563,335
Hexagon AB - ADR		40,348	576,573
Husqvarna AB - ADR (c)		43,427	1,268,937
II-VI, Inc. (a)(c)		5,761	388,119
KLA Corp.		8,781	2,782,611
Komatsu Ltd. - ADR		52,104	1,571,717
Konica Minolta, Inc. - ADR		15,874	175,408
Makita Corp. - ADR		27,877	1,327,503
Mettler-Toledo International, Inc. (a)		336	437,119
Nikon Corp. - ADR		22,295	230,976
NSK Ltd. - ADR		6,607	127,812
Olympus Corp. - ADR (a)		28,176	606,629
Parker Hannifin Corp.		7,620	2,348,102
Ricoh Co Ltd. - ADR		44,355	529,820
SMC Corp. - ADR (c)		51,970	1,564,817
THK Co. Ltd. - ADR		724	11,910
Tokyo Electron Ltd. - ADR		27,870	3,053,995
Weichai Power Co. Ltd. - ADR		14,024	261,267
			47,148,688
Management of Companies and Enterprises - 1.90%
America Movil SAB de CV - Class A - ADR		1,312	19,942
C&C Group PLC - ADR (a)		472	6,414
Capital One Financial Corp.		15,476	2,488,231
Cie Financiere Richemont SA - ADR		65,778	795,914
Citizens Financial Group, Inc.		29,536	1,473,846
Enstar Group Ltd. (a)(b)		1,036	263,030
Four Seasons Education Cayman, Inc. - ADR (a)		5,798	5,294
Henderson Land Development Co. Ltd. - ADR (c)		4,240	20,776
Jupai Holdings Ltd. - ADR (a)		33,900	62,715
KB Financial Group, Inc. - ADR		25,784	1,327,618
KOC Holding AS - ADR		4,422	47,669
Koninklijke Philips NV (b)		25,615	1,446,735
Kuehne + Nagel International AG - ADR (c)		7,109	479,893
Mitsubishi UFJ Financial Group, Inc. - ADR		337,244	1,952,643
Nitori Holdings Co Ltd. - ADR		42,083	736,032
Noah Holdings Ltd. - ADR (a)		2,146	97,815
PRA Group, Inc. (a)		2,493	97,052
Puxin Ltd. - ADR (a)		3,875	7,479
Qudian, Inc. - ADR (a)		8,055	16,674
Recruit Holdings Co. Ltd. - ADR (c)		206,205	2,123,911
RWE AG - ADR		14,430	549,350
Seven & i Holdings Co. Ltd. - ADR		75,416	1,659,152
Shinhan Financial Group Co. Ltd. - ADR		19,375	738,963
SoftBank Group Corp. - ADR		82,955	3,166,391
thyssenkrupp AG - ADR (a)		47,006	555,376
Woori Financial Group, Inc. - ADR		15,508	457,641
Z Holdings Corp. - ADR (a)		39,500	374,855
			20,971,411
Merchant Wholesalers, Durable Goods - 1.52%
Arcelik AS - ADR		46,247	855,570
Arrow Electronics, Inc. (a)		6,264	753,747
ASM Pacific Technology Ltd. - ADR		944	37,439
Cars.com, Inc. (a)		7,235	105,703
CECONOMY AG - ADR (a)(c)		90,902	89,993
Cie de Saint-Gobain - ADR (a)		65,664	879,241
Coloplast A/S - ADR		61,917	985,719
Electrolux AB - Class B - ADR (c)		17,521	1,000,800
Elekta AB - ADR		36,520	507,993
Geely Automobile Holdings Ltd. - ADR		4,061	207,152
Glencore PLC - ADR		46,212	418,219
Henry Schein, Inc. (a)		5,844	444,378
Holcim Ltd. - ADR		89,970	1,080,540
La-Z-Boy, Inc. (c)		8,599	354,536
Lenovo Group Ltd. - ADR		7,518	181,936
LKQ Corp. (a)		39,909	2,033,763
Owens & Minor, Inc. (c)		4,372	195,472
Prysmian SpA - ADR		10,246	176,744
Rush Enterprises, Inc. - Class A		10,785	515,523
Rush Enterprises, Inc. - Class B		1,479	64,129
Schnitzer Steel Industries, Inc. - Class A		8,725	475,338
Sims Ltd. - ADR		16,806	205,537
SYNNEX Corp.		4,196	531,214
Systemax, Inc. (c)		2,311	79,314
Techtronic Industries Co. Ltd. - ADR (c)		10,457	990,905
TE Connectivity Ltd. (b)		2,396	325,089
Unicharm Corp. - ADR		245,267	1,947,419
Volkswagen AG - ADR		26,312	951,573
WESCO International, Inc. (a)		1,458	155,379
WW Grainger, Inc.		375	173,310
			16,723,675
Merchant Wholesalers, Nondurable Goods - 1.97%
Allakos, Inc. (a)		226	22,925
AmerisourceBergen Corp.		3,407	390,919
Amneal Pharmaceuticals, Inc. (a)		23,405	132,472
Biofrontera AG - ADR (c)		4,562	32,116
Brenntag AG - ADR		72,602	1,357,657
Bunzl PLC - ADR		4,985	160,916
Cardinal Health, Inc.		20,186	1,131,830
Central Garden & Pet Co. - Class A (a)		5,979	301,641
Core-Mark Holding Co, Inc.		11,138	510,789
Endo International PLC (a)(b)		20,490	120,276
ENN Energy Holdings Ltd. - ADR		20,684	1,518,161
Gazprom Neft PJSC - ADR		3,396	86,938
Imperial Brands PLC - ADR		36,859	852,180
ITOCHU Corp. - ADR		45,768	2,758,895
Koppers Holdings, Inc. (a)		8,635	299,375
Marubeni Corp. - ADR		3,573	321,570
McKesson Corp.		11,680	2,247,116
Mitsui & Co. Ltd. - ADR (c)		3,079	1,369,585
Orkla ASA - ADR		165,980	1,771,006
Roche Holding AG - ADR		96,451	4,220,695
Suntory Beverage & Food Ltd. - ADR		36,699	685,537
UCB SA - ADR		8,152	385,834
United Natural Foods, Inc. (a)(c)		8,798	333,972
Universal Corp.		4,894	274,260
World Fuel Services Corp.		13,805	424,228
			21,710,893
Mining (except Oil and Gas) - 0.82%
Anglo American Platinum Ltd. - ADR		4,596	96,861
Anglo American PLC - ADR (c)		111,008	2,495,459
BHP Group PLC - ADR		37,882	2,301,331
Cia de Minas Buenaventura SAA - ADR (a)		52	599
DRDGOLD Ltd. - ADR		19,169	244,213
Freeport-McMoRan, Inc.		14,310	611,323
Gold Fields Ltd. - ADR		7,961	96,408
Martin Marietta Materials, Inc.		2,267	824,395
Newcrest Mining Ltd. - ADR		3,600	79,337
Newmont Corp.		22,347	1,642,058
Summit Materials, Inc. - Class A (a)		384	13,371
Vedanta Ltd. - ADR		44,708	663,020
			9,068,375
Miscellaneous Manufacturing - 1.32%
ABIOMED, Inc. (a)		2,274	647,135
Acushnet Holdings Corp. (c)		13,547	720,700
Align Technology, Inc. (a)		848	500,447
Ansell Ltd. - ADR		7,270	912,858
British American Tobacco PLC - ADR		17,033	658,666
Cellect Biotechnology Ltd. - ADR (a)		6,202	19,412
Chow Tai Fook Jewellery Group Ltd. - ADR		60,488	1,133,243
ConvaTec Group PLC - ADR (c)		2,413	32,479
EnPro Industries, Inc.		2,960	272,290
Envista Holdings Corp. (a)		6,603	288,155
Getinge AB - ADR (c)		31,857	1,127,419
Haemonetics Corp. (a)		393	22,189
Hoya Corp. - ADR (c)		15,811	2,089,345
ICU Medical, Inc. (a)		541	112,560
Itamar Medical Ltd. - ADR (a)		4,304	88,146
Merit Medical Systems, Inc. (a)		2,246	135,524
Nintendo Co., Ltd. - ADR		36,225	2,800,918
Siemens Healthineers AG - ADR		9,482	267,013
SmileDirectClub, Inc. (a)		5,849	48,020
STERIS PLC (b)		3,917	747,599
Terumo Corp. - ADR		23,184	898,380
Top Glove Corp Bhd - ADR (c)		40,456	193,380
Yamaha Corp. - ADR		13,028	795,099
			14,510,977
Miscellaneous Store Retailers - 0.43%
L'Oreal SA - ADR		14,448	1,308,989
Tractor Supply Co.		7,836	1,423,801
Verizon Communications, Inc.		35,935	2,029,968
			4,762,758
Motion Picture and Sound Recording Industries - 0.14%
Lions Gate Entertainment Corp. - Class B (a)(b)		17,686	307,383
Take-Two Interactive Software, Inc. (a)		6,398	1,187,213
			1,494,596
Motor Vehicle and Parts Dealers - 0.59%
Advance Auto Parts, Inc.		2,944	558,565
Asbury Automotive Group, Inc. (a)(c)		3,173	629,174
AutoNation, Inc. (a)(c)		10,839	1,106,987
AutoZone, Inc. (a)		488	686,421
CarMax, Inc. (a)(c)		6,225	717,058
Carvana Co. (a)(c)		2,032	538,663
Group 1 Automotive, Inc. (c)		3,251	518,469
Lithia Motors, Inc. - Class A (c)		1,712	602,607
Murphy USA, Inc. (c)		3,422	461,320
Penske Automotive Group, Inc.		5,932	507,720
Sonic Automotive, Inc. - Class A (c)		3,377	162,873
			6,489,857
National Security and International Affairs - 0.06%
Leidos Holdings, Inc.		5,985	614,958
Nonmetallic Mineral Product Manufacturing - 0.70%
3M Co.		9,241	1,876,292
AGC, Inc. - ADR		90,260	781,652
Corning, Inc. (c)		38,253	1,668,978
HeidelbergCement AG - ADR		38,473	701,363
Loma Negra Cia Industrial Argentina SA - ADR		15,326	101,918
Mohawk Industries, Inc. (a)		5,922	1,247,647
Quanex Building Products Corp. (c)		11,715	311,970
TOTO Ltd. - ADR		12,947	717,264
Wienerberger AG - ADR		39,308	306,995
			7,714,079
Nonstore Retailers - 1.42%
Amazon.com, Inc. (a)		2,119	6,829,685
Baozun, Inc. - ADR (a)(c)		5,606	194,472
eBay, Inc.		27,331	1,663,911
Etsy, Inc. (a)		8,565	1,410,912
Grupo Aval Acciones y Valores SA - ADR		68,653	396,814
JD.com, Inc. - ADR (a)		23,821	1,761,325
Jumia Technologies AG - ADR (a)(c)		5,400	157,626
Lands' End, Inc. (a)		6,537	167,413
MonotaRO Co. Ltd. - ADR		27,509	643,023
Overstock.com, Inc. (a)(c)		2,693	230,063
Pinduoduo, Inc. - ADR (a)		2,769	345,793
Wayfair, Inc. Class A (a)(c)		1,230	377,044
Zalando SE - ADR (a)		12,344	660,527
ZOZO, Inc. - ADR (c)		123,617	831,942
			15,670,550
Nursing and Residential Care Facilities - 0.09%
Brookdale Senior Living, Inc. (a)		28,259	190,466
Ensign Group, Inc.		6,630	551,616
Healthcare Services Group, Inc. (c)		2,200	65,978
National HealthCare Corp.		2,337	171,092
			979,152
Oil and Gas Extraction - 0.94%
Antero Resources Corp. (a)		22,016	284,227
APA Corp.		19,033	395,886
AP Moeller - Maersk A/S - ADR		107,138	1,480,647
Ecopetrol SA - ADR		9,132	109,036
EOG Resources, Inc.		22,045	1,771,095
Gazprom PJSC - ADR		47,339	338,000
Marathon Oil Corp.		50,374	610,029
Matador Resources Co. (c)		7,301	223,703
Ovintiv, Inc.		10,906	290,427
Pampa Energia SA - ADR (a)		2,676	40,916
PDC Energy, Inc. (a)		10,957	462,605
Repsol SA - ADR		124,932	1,676,587
Royal Dutch Shell PLC - Class A - ADR		37,229	1,437,412
Royal Dutch Shell PLC - Class B - ADR		16,626	603,856
SM Energy Co. (c)		15,476	307,972
Surgutneftegas PJSC - ADR (c)		38,791	189,688
Tatneft PJSC - ADR		3,644	146,343
			10,368,429
Other Information Services - 0.63%
Facebook, Inc. - Class A (a)		16,157	5,311,290
Phoenix New Media Ltd. - ADR (c)		198,691	345,722
Pinterest, Inc. - Class A (a)(c)		19,529	1,275,244
			6,932,256
Paper Manufacturing - 0.39%
Avery Dennison Corp.		3,723	821,033
Boise Cascade Co.		7,862	518,813
Glatfelter Corp.		8,460	124,870
International Paper Co.		30,994	1,955,721
Stora Enso OYJ - ADR		20,434	362,704
WestRock Co.		9,525	555,498
			4,338,639
Performing Arts, Spectator Sports, and Related Industries - 0.03%
MultiChoice Group - ADR		16,609	163,931
TEGNA, Inc.		6,360	123,320
			287,251
Personal and Laundry Services - 0.13%
Kingfisher PLC - ADR (a)		121,191	1,221,605
UniFirst Corp.		510	113,057
WW International, Inc. (a)		1,455	57,182
			1,391,844
Petroleum and Coal Products Manufacturing - 0.63%
Carlisle Cos, Inc.		300	57,696
China Petroleum & Chemical Corp. - ADR		22,903	1,236,762
Exxon Mobil Corp.		22,763	1,328,676
James Hardie Industries PLC - ADR		4,068	132,983
Marathon Petroleum Corp.		31,526	1,948,308
Neste OYJ - ADR (c)		28,322	930,944
OMV AG - ADR		21,130	1,212,651
Valero Energy Corp.		1,700	136,680
YPF SA - ADR (a)		2,548	11,976
			6,996,676
Pipeline Transportation - 0.29%
Equitrans Midstream Corp.		37,437	308,481
Orsted A/S - ADR		29,057	1,479,292
Transportadora de Gas del Sur SA - Class B - ADR (a)		18,431	84,967
Williams Cos., Inc.		52,231	1,375,765
			3,248,505
Plastics and Rubber Products Manufacturing - 0.28%
Berry Global Group, Inc. (a)		7,968	543,497
Bridgestone Corp. - ADR		38,029	843,864
Cooper Tire & Rubber Co.		6,559	389,473
Entegris, Inc. (c)		8,224	941,237
Nokian Renkaat OYJ - ADR		16,052	320,318
Tredegar Corp.		4,547	69,296
			3,107,685
Postal Service - 0.09%
Royal Mail PLC - ADR (a)		58,442	959,612
Primary Metal Manufacturing - 1.12%
Alcoa Corp. (a)		16,933	671,733
APERAM SA (b)(c)		11,254	627,973
ArcelorMittal SA (a)(b)		53,922	1,757,317
Arconic Corp. (a)(c)		3,744	135,420
Cia Siderurgica Nacional SA - ADR		17,766	151,544
Commercial Metals Co.		26,511	834,301
Encore Wire Corp.		2,422	199,088
Grupo Simec SAB de CV - ADR (a)		984	20,861
Kubota Corp. - ADR		13,230	1,530,843
Mechel PJSC - ADR (a)		682	1,535
Nippon Steel Corp. - ADR		55,430	1,063,425
Norsk Hydro ASA - ADR		276,749	1,821,008
Ossen Innovation Co. Ltd. - ADR (a)		14,275	66,093
Steel Dynamics, Inc.		9,740	608,068
Sumitomo Metal Mining Co. Ltd. - ADR		76,645	850,760
Tenaris SA - ADR		57,484	1,316,958
Ternium SA - ADR		8,737	319,862
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR		13,517	51,850
Worthington Industries, Inc.		5,166	342,867
			12,371,506
Printing and Related Support Activities - 0.09%
Dai Nippon Printing Co. Ltd. - ADR		47,996	522,676
Toppan Printing Co. Ltd. - ADR		53,359	466,358
			989,034
Professional, Scientific, and Technical Services - 3.70%
Adaptimmune Therapeutics PLC - ADR (a)		12,237	61,552
Afterpay Ltd. - ADR (a)		3,345	243,583
AirNet Technology, Inc. - ADR (a)		417	1,334
Allscripts Healthcare Solutions, Inc. (a)(c)		11,766	204,611
Arcadis NV (b)		1,164	51,408
Baidu, Inc. - ADR (a)		2,781	545,827
BioNTech SE - ADR (a)(c)		3,321	677,484
Booz Allen Hamilton Holding Corp.		552	46,881
CACI International, Inc. - Class A (a)		2,090	532,866
Capgemini SE - ADR		17,628	653,117
Carlsberg AS - ADR		77,624	2,855,010
CDW Corp.		13,999	2,315,715
CGG SA - ADR (a)		285,561	299,839
Cheetah Mobile, Inc. - ADR		967	2,185
China Finance Online Co Ltd. - ADR (a)		564	5,324
Cognizant Technology Solutions Corp. - Class A		38,730	2,771,519
Dentsu Group, Inc. - ADR		951	32,981
Digital Turbine, Inc. (a)		2,579	170,652
Ebix, Inc. (c)		10,065	275,781
EPAM Systems, Inc. (a)		1,849	883,082
Evolution AB - ADR		4,846	909,885
F5 Networks, Inc. (a)		2,349	435,575
Fujitsu Ltd. - ADR		59,609	1,939,081
Genmab A/S - ADR (a)		43,557	1,769,285
Gravity Co. Ltd. - ADR (a)		10,048	1,315,886
Immuron Ltd. - ADR (a)		17,250	83,663
Immutep Ltd. - ADR (a)		21,018	105,931
Imperial Holdings Ltd. - ADR		56,172	188,738
Insight Enterprises, Inc. (a)		6,630	692,702
Interpublic Group of Companies, Inc.		58,115	1,957,894
Jacobs Engineering Group, Inc.		14,284	2,029,471
Materialise NV - ADR (a)		1,742	47,017
Maxar Technologies, Inc. (c)		10,568	328,665
MAXIMUS, Inc.		5,943	550,738
Mereo Biopharma Group PLC - ADR (a)(c)		68,454	223,845
Midatech Pharma PLC - ADR (a)		2,216	4,233
NeoGenomics, Inc. (a)		2,909	119,356
Nielsen Holdings PLC (b)		18,825	512,228
NortonLifeLock, Inc.		48,775	1,349,117
Pintec Technology Holdings Ltd. - ADR (a)		6,075	5,440
Publicis Groupe SA - ADR		68,515	1,156,533
Qurate Retail, Inc. - Class A (c)		37,900	516,577
Riot Blockchain, Inc. (a)(c)		2,278	61,802
Sandvik AB - ADR		66,158	1,757,156
Snap, Inc. - Class A (a)(c)		27,861	1,730,725
Sykes Enterprises, Inc. (a)		5,820	243,974
Syneos Health, Inc. (a)		4,767	419,019
Timken Co.		15,575	1,377,608
Tiziana Life Sciences PLC - ADR (a)(c)		54,218	127,412
Trade Desk, Inc. - Class A (a)(c)		1,424	837,511
Ubiquiti, Inc. (c)		3,204	966,070
Unisys Corp. (a)		7,032	180,793
Verint Systems, Inc. (a)		6,867	316,637
Virtu Financial, Inc. - Class A		16,484	501,938
Vivendi SA - ADR		3,175	115,602
Wipro Ltd. - ADR		156,205	1,238,706
Worley Ltd. - ADR		168,909	1,380,831
Wuxi Biologics Cayman, Inc. - ADR (a)(c)		20,298	604,880
Yiren Digital Ltd. - ADR (a)		18,669	70,756
			40,804,031
Publishing Industries (except Internet) - 3.23%
Activision Blizzard, Inc.		26,427	2,570,026
Adobe, Inc. (a)		1,558	786,136
Akamai Technologies, Inc. (a)(c)		14,070	1,606,935
Cadence Design System, Inc. (a)		17,270	2,193,117
Crowdstrike Holdings, Inc. - Class A (a)		890	197,714
DocuSign, Inc. (a)		3,137	632,482
Dynatrace, Inc. (a)		5,686	294,194
GSX Techedu, Inc. - ADR (a)(c)		626	11,606
Microsoft Corp.		45,646	11,396,892
News Corp. - Class A (c)		77,349	2,087,650
News Corp. - Class B		87,441	2,246,359
Nuance Communications, Inc. (a)		15,423	815,877
Opera Ltd. - ADR (a)		3,063	36,327
Oracle Corp.		55,998	4,409,282
PTC, Inc. (a)		2,585	346,752
SailPoint Technologies Holding, Inc. (a)(c)		2,751	128,004
SPS Commerce, Inc. (a)		1,675	157,216
Square, Inc. - Class A (a)		4,040	898,981
SS&C Technologies Holdings, Inc.		18,711	1,382,182
Synopsys, Inc. (a)		9,412	2,393,848
Tarena International, Inc. - ADR (a)		262	956
Trend Micro, Inc. - ADR (c)		10,130	516,731
Veeva Systems, Inc. - Class A (a)		1,418	413,120
Vipshop Holdings Ltd. - ADR (a)		4,909	113,545
			35,635,932
Rail Transportation - 0.12%
CSX Corp.		6,939	694,732
Norfolk Southern Corp.		2,383	669,385
			1,364,117
Real Estate - 1.01%
CBRE Group, Inc. - Class A (a)(c)		29,365	2,577,660
eXp World Holdings, Inc. (a)		1,972	63,617
Forestar Group, Inc. (a)		4,736	108,975
Gafisa SA - ADR		200	320
Hang Lung Properties Ltd. - ADR (c)		19,996	257,548
IRSA Inversiones y Representaciones SA - ADR (a)		14,009	51,693
IRSA Propiedades Comerciales SA - ADR		4,796	43,356
Jefferies Financial Group, Inc.		24,138	775,554
Jones Lang LaSalle, Inc. (a)		4,074	823,967
Mitsubishi Estate Co. Ltd. - ADR		54,523	899,085
Newmark Group, Inc. - Class A		25,640	330,756
Realogy Holdings Corp. (a)		15,713	278,277
RMR Group, Inc. - Class A		7,651	299,307
Sekisui House Ltd. - ADR		52,425	1,108,265
Sun Hung Kai Properties Ltd. - ADR		103,343	1,617,318
Walker & Dunlop, Inc.		3,804	386,258
Zillow Group, Inc. - Class A (a)		5,504	651,068
Zillow Group, Inc. - Class C (a)(c)		7,730	906,884
			11,179,908
Rental and Leasing Services - 0.57%
Air Lease Corp.		7,228	340,150
Ashtead Group PLC - ADR		3,168	932,216
Cerence, Inc. (a)(c)		1,790	170,283
Fly Leasing Ltd. - ADR (a)		7,938	134,232
Localiza Rent a Car SA - ADR		2,192	25,866
McGrath RentCorp.		1,262	108,191
Navient Corp.		24,083	439,996
PROG Holdings, Inc.		3,264	172,078
Rent-A-Center, Inc.		9,049	559,319
Ryder System, Inc.		4,841	395,945
Triton International Ltd. (b)		12,462	676,064
United Rentals, Inc. (a)		6,827	2,279,944
			6,234,284
Repair and Maintenance - 0.13%
SKF AB - ADR		44,814	1,218,044
Valvoline, Inc.		7,781	256,773
			1,474,817
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.28%
360 Finance, Inc. - ADR (a)		11,859	332,882
Artisan Partners Asset Management, Inc. - Class A		12,609	644,068
Astra International, Tbk PT - ADR		60,702	441,304
Bidvest Group Ltd. - ADR		3,268	92,451
BlackRock, Inc.		596	522,716
Chemed Corp.		436	214,224
CK Hutchison Holdings Ltd. - ADR		1,730	13,736
Daqo New Energy Corp. - ADR (a)		4,345	323,181
Daiwa Securities Group, Inc. - ADR		144,166	834,721
Evercore, Inc. - Class A		3,363	490,527
Federated Investors, Inc. (c)		2,512	79,882
First Pacific Co. Ltd. - ADR		257,269	443,017
Franklin Resources, Inc. (c)		13,290	454,651
Futu Holdings Ltd. - ADR (a)(c)		35,195	5,007,192
Goldman Sachs Group, Inc.		8,271	3,076,977
Hong Kong Exchanges & Clearing Ltd. - ADR		34,372	2,114,222
Indivior PLC - ADR (a)		5,692	62,612
Invesco Ltd. (b)		15,603	445,154
Janus Henderson Group PLC (b)		11,137	428,886
Japan Exchange Group, Inc. - ADR		70,933	829,207
Julius Baer Group Ltd. - ADR		75,962	1,030,803
Leju Holdings Ltd. - ADR (a)		35,863	73,161
LIXIL Group Corp. - ADR		21,563	1,170,871
LPL Financial Holdings, Inc.		5,055	747,533
Macquarie Group Ltd. - ADR		7,088	835,675
Morgan Stanley		61,688	5,610,524
NIO, Inc. - ADR (a)		10,040	387,745
Nomura Holdings, Inc. - ADR		374,981	2,081,145
Piper Jaffray Cos.		4,910	625,829
Randstad NV - ADR		3,832	148,758
Raymond James Financial, Inc.		9,252	1,226,723
RISE Education Cayman Ltd. - ADR (a)		710	2,478
Sea Ltd. - ADR (a)(c)		3,706	938,507
Secoo Holding Ltd. - ADR (a)		945	2,391
Sibanye Stillwater Ltd. - ADR (c)		24,702	454,764
SLM Corp.		36,321	735,500
Stifel Financial Corp.		22,721	1,574,111
T Rowe Price Group, Inc.		3,934	752,771
TechnoPro Holdings, Inc. - ADR (c)		50,270	734,143
Virtus Investment Partners, Inc.		613	172,394
			36,157,436
Specialty Trade Contractors - 0.46%
Comfort Systems USA, Inc.		6,566	544,321
EMCOR Group, Inc.		7,314	922,369
Johnson Controls International PLC (b)		27,289	1,815,810
NetEase, Inc. - ADR		3,418	403,085
Quanta Services, Inc.		13,999	1,334,805
			5,020,390
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.08%
Camping World Holdings, Inc. - Class A (c)		7,800	346,242
Dick's Sporting Goods, Inc. (c)		5,676	553,580
			899,822
Support Activities for Agriculture and Forestry - 0.04%
Andersons, Inc.		6,607	205,346
Corteva, Inc.		4,179	190,144
			395,490
Support Activities for Mining - 1.37%
BHP Group Ltd. - ADR		30,690	2,274,436
China Shenhua Energy Co. Ltd. - ADR		6,065	53,311
Epiroc AB - ADR		49,750	1,146,738
Fortescue Metals Group Ltd. - ADR		44,571	1,520,318
Halliburton Co.		28,663	643,484
Helix Energy Solutions Group, Inc. (a)(c)		53,508	279,847
Impala Platinum Holdings Ltd. - ADR		30,416	527,109
Inpex Corp. - ADR		123,897	852,411
LUKOIL PJSC - ADR		6,909	561,080
Patterson-UTI Energy, Inc.		23,411	195,950
Rio Tinto PLC - ADR		37,218	3,253,969
Santos Ltd. - ADR		263,605	1,423,467
Subsea 7 SA - ADR		18,879	186,713
TOTAL SE - ADR		35,526	1,658,709
Transocean Ltd. (a)(b)		93,685	354,129
Tullow Oil PLC - ADR (a)		50,158	16,028
Weir Group PLC - ADR (a)		8,894	127,807
			15,075,506
Support Activities for Transportation - 0.66%
CH Robinson Worldwide, Inc. (c)		10,979	1,065,183
DSV PANALPINA A/S - ADR		13,066	1,596,273
Expeditors International of Washington, Inc.		19,541	2,456,109
Grupo Aeroportuario del Pacifico SAB de CV - ADR		1,325	139,669
Grupo Aeroportuario del Sureste SAB de CV - ADR (a)		229	40,448
Hub Group, Inc. - Class A (a)		7,204	502,911
JB Hunt Transport Services, Inc.		5,898	1,011,743
Matson, Inc.		7,110	459,662
			7,271,998
Telecommunications - 2.59%
Adyen NV - ADR (a)		25,762	1,192,781
Bezeq The Israeli Telecommunication Corp. Ltd. - ADR (a)		146,839	800,273
China Unicom Hong Kong Ltd. - ADR (e)		12,128	73,132
Deutsche Telekom AG - ADR		49,625	1,036,170
Eutelsat Communications SA - ADR		85,215	271,836
Gogo, Inc. (a)		5,136	69,952
Hong Kong Television Network Ltd. - ADR (a)		22,176	537,214
j2 Global, Inc. (a)(c)		3,939	490,524
JOYY, Inc. - ADR (c)		3,464	266,555
KDDI Corp. - ADR		144,897	2,469,044
KT Corp. - ADR		54,789	827,862
Lumen Technologies, Inc. (c)		116,708	1,615,239
Magyar Telekom Telecommunications PLC - ADR		35,539	255,881
Meituan - ADR (a)		10,561	744,551
MTN Group Ltd. - ADR		120,608	889,725
Nippon Telegraph & Telephone Corp. - ADR		56,010	1,515,631
Nokia OYJ - ADR (a)		30,086	155,244
Oi SA - ADR (a)		26,225	38,289
Orange SA - ADR		27,044	346,163
Partner Communications Co. Ltd. - ADR (a)		5,417	25,514
PLDT, Inc. - ADR (c)		16,005	441,258
Renren, Inc. - ADR (a)(c)		43,107	532,803
Rostelecom PJSC - ADR (c)		23,307	196,245
SK Telecom Co. Ltd. - ADR		38,993	1,249,336
SoftBank Corp. - ADR (c)		30,618	393,441
Tele2 AB - ADR (c)		23,863	159,739
Telecom Italia SpA/Milano - ADR		125,486	707,741
Telecom Italia SpA/Milano - ADR		152,940	819,758
Telefonaktiebolaget LM Ericsson - ADR		138,184	1,855,811
Telekomunikasi Indonesia Persero Tbk PT - ADR		29,949	695,416
Telenor ASA - ADR		50,838	884,581
Telephone and Data Systems, Inc.		6,930	178,240
Tencent Holdings Ltd. - ADR		45,657	3,578,595
The9 Ltd. - ADR (a)(c)		3,545	41,618
Twilio, Inc. - Class A (a)(c)		2,454	824,545
United States Cellular Corp. (a)		6,044	228,161
Vodacom Group Ltd. - ADR		22,400	215,712
Vodafone Group PLC - ADR		1,435	26,504
XL Axiata Tbk PT - ADR		85,559	292,612
Zoom Video Communications, Inc. - Class A (a)		4,703	1,559,186
			28,502,882
Textile Mills - 0.04%
National Presto Industries, Inc.		389	39,452
Teijin Ltd. - ADR		21,215	348,350
			387,802
Transit and Ground Passenger Transportation - 0.00%
Lyft, Inc. - Class A (a)		486	27,745
Uber Technologies, Inc. (a)		202	10,268
			38,013
Transportation Equipment Manufacturing - 3.81%
Airbus SE - ADR (a)		2,025	66,218
Aisin Seiki Co. Ltd. - ADR (c)		9,340	409,232
Aptiv PLC (a)(b)		6,777	1,019,396
Aston Martin Lagonda Global Holdings PLC - ADR (a)		1,255	37,612
Bayerische Motoren Werke AG - ADR (c)		46,677	1,655,167
BorgWarner, Inc.		23,508	1,205,725
Brilliance China Automotive Holdings Ltd. - ADR		12,763	112,697
BYD Co. Ltd. - ADR		15,595	718,930
Continental AG - ADR		42,618	636,287
Daimler AG - ADR		149,336	3,470,569
Denso Corp. - ADR		35,997	1,232,897
Ford Motor Co. (a)		162,244	2,357,405
General Motors Co. (a)		60,820	3,607,234
Gentex Corp.		14,573	517,342
Great Wall Motor Co. Ltd. - ADR		15,130	420,160
Greenbrier Cos, Inc. (c)		3,205	142,334
Honda Motor Co. Ltd. - ADR		41,919	1,310,388
Isuzu Motors Ltd. - ADR		47,203	644,793
Kawasaki Heavy Industries Ltd. - ADR (a)		24,857	241,610
LCI Industries		1,220	181,841
Lear Corp.		7,306	1,412,688
Lockheed Martin Corp.		2,305	880,971
Niu Technologies - ADR (a)(c)		6,076	202,452
Oshkosh Corp.		7,052	926,915
PACCAR, Inc.		9,293	850,867
Shimano, Inc. - ADR		60,770	1,378,568
Subaru Corp. - ADR (c)		37,373	366,629
Suzuki Motor Corp. - ADR		3,996	701,538
Tata Motors Ltd. - ADR (a)		20,002	434,643
Tesla, Inc. (a)		8,682	5,428,160
Textron, Inc.		10,884	745,227
Thor Industries, Inc.		3,325	408,975
Toyota Industries Corp. - ADR		13,441	1,176,088
Toyota Motor Corp. - ADR		31,436	5,217,747
Volvo AB - ADR (c)		70,981	1,873,189
			41,992,494
Truck Transportation - 0.31%
ArcBest Corp.		10,049	782,214
Knight-Swift Transportation Holdings, Inc.		10,022	478,350
Old Dominion Freight Lines, Inc.		2,937	779,627
Saia, Inc. (a)		1,012	232,922
Schneider National, Inc. - Class B		18,739	458,918
Werner Enterprises, Inc. (c)		13,211	633,996
			3,366,027
Utilities - 2.86%
AES Corp.		20,430	519,126
AGL Energy Ltd. - ADR		15,516	100,001
Avangrid, Inc. (c)		11,231	591,649
Centrica PLC - ADR (a)		225,634	689,312
Cheniere Energy, Inc. (a)		38,429	3,262,622
Cia Energetica de Minas Gerais - ADR (c)		15,047	48,149
CLP Holdings Ltd. - ADR (c)		104,558	1,082,259
CMS Energy Corp.		990	62,113
DTE Energy Co.		20,053	2,767,113
Duke Energy Corp.		5,777	578,971
EDP Energias de Portugal SA - ADR		7,830	458,642
Électricité de France SA - ADR		222,720	619,162
Empresa Distribuidora Y Comercializadora Norte - ADR (a)		3,219	12,361
Enel SpA - ADR		247,492	2,440,271
Entergy Corp.		16,052	1,689,634
Evergy, Inc.		2,985	185,040
Exelon Corp.		10,456	471,775
First Solar, Inc. (a)(c)		5,888	448,136
Hong Kong & China Gas Co. Ltd. - ADR (c)		53,145	95,528
Huaneng Power International, Inc. - ADR		705	10,201
Iberdrola SA - ADR		34,964	1,937,006
Kinder Morgan, Inc.		35,866	657,782
MDU Resources Group, Inc.		23,652	796,126
ONEOK, Inc.		19,654	1,036,552
PG&E Corp. (a)		12,607	127,835
Pinnacle West Capital Corp.		26,826	2,268,943
Portland General Electric Co.		3,571	171,194
PPL Corp.		4,614	134,314
Public Service Enterprise Group, Inc. (c)		57,445	3,568,483
RusHydro PJSC - ADR		329,307	352,358
South Jersey Indsustries, Inc. (c)		11,473	305,870
Southern Co.		9,034	577,453
Southwest Gas Holdings, Inc.		4,680	308,927
Tokyo Gas Co. Ltd. - ADR		65,858	642,774
UGI Corp.		21,055	969,583
Vale SA - ADR		54,491	1,172,646
Vestas Wind Systems A/S - ADR		27,260	355,198
			31,515,109
Waste Management and Remediation Services - 0.10%
Republic Sevices, Inc.		10,277	1,122,043
Water Transportation - 0.18%
Carnival Corp. (a)(b)		13,097	387,147
Central Puerto SA - ADR (a)		2,649	5,669
International Seaways, Inc. (b)		11,879	238,055
Nippon Yusen KK - ADR		166,562	1,397,456
			2,028,327
Wood Product Manufacturing - 0.27%
Builders FirstSource, Inc. (a)(c)		12,049	536,662
Greif, Inc. - Class A (c)		6,611	407,964
Greif, Inc. - Class B		1,502	89,790
JELD-WEN Holding, Inc. (a)		4,163	116,606
Louisiana-Pacific Corp. (c)		7,870	528,943
Owens Corning		5,188	553,300
UFP Industries, Inc.		9,089	722,757
			2,956,022
TOTAL COMMON STOCKS (Cost $758,384,681)			1,061,942,869

PREFERRED STOCKS - 0.31%
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR, 2.375% (c)(d)		7,066	58,012
Chemical Manufacturing - 0.04%
Henkel AG & Co. KGaA - ADR, 1.928% (d)		15,436	444,557
Credit Intermediation and Related Activities - 0.00%
Bancolombia SA - ADR, 3.064% (d)		854	25,637
Management of Companies and Enterprises - 0.07%
Porsche Automobil Holding SE - ADR, 2.355% (d)		68,995	764,465
Merchant Wholesalers, Durable Goods - 0.14%
Volkswagen AG - ADR, 2.075% (d)		57,757	1,584,851
Oil and Gas Extraction - 0.03%
Surgutneftegas PJSC - ADR, 2.106% (d)		47,748	298,425
Utilities - 0.02%
Cia Paranaense de Energia - ADR, 16.132% (d)		35,350	210,686
TOTAL PREFERRED STOCKS (Cost $3,012,909)			3,386,633

EXCHANGE-TRADED FUNDS - 0.50%
iShares MSCI EAFE ETF		22,916	1,852,300
Vanguard Large-Cap ETF		14,330	2,811,259
Vanguard Small-Cap ETF		3,688	820,875
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,526,820)			5,484,434

REAL ESTATE INVESTMENT TRUSTS - 2.06%
Funds, Trusts, and Other Financial Vehicles - 0.04%
Apollo Commercial Real Estate Finance, Inc.		8,628	135,028
National Health Investors, Inc.		4,643	306,020
			441,048
Heavy and Civil Engineering Construction - 0.03%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR		68,750	309,375
Professional, Scientific, and Technical Services - 0.01%
Extra Space Storage, Inc.		714	106,964
Real Estate - 1.78%
Alexandria Real Estate Equities, Inc.		297	52,943
American Finance Trust, Inc.		13,287	120,912
Annaly Capital Mangement, Inc.		80,357	744,909
Apartment Investment and Management Co. - Class A		48,720	343,476
Boston Properties, Inc.		5,141	604,376
Brandywine Realty Trust (c)		35,672	501,548
Brixmor Property Group, Inc.		23,482	533,276
Chimera Investment Corp.		13,638	192,705
Cousins Properties, Inc.		10,734	398,124
Franklin Street Properties Corp.		18,301	94,067
Gaming and Leisure Properties, Inc.		15,061	698,228
GEO Group, Inc. (c)		15,603	80,980
Highwoods Properties, Inc.		9,495	433,732
Kimco Realty Corp. (c)		33,275	709,090
Kite Realty Group Trust		10,580	224,296
Lexington Realty Trust (c)		36,464	451,424
MFA Financial, Inc.		51,878	226,707
Mid-America Apartment Communities, Inc.		11,608	1,865,407
Office Properties Income Trust		15,819	462,389
Omega Healthcare Investors, Inc.		2,084	76,316
PennyMac Mortgage Investment Trust		8,993	176,263
Physicians Realty Trust (c)		4,109	74,496
Piedmont Office Realty Trust, Inc. - Class A		17,070	315,624
PotlatchDeltic Corp.		9,766	587,913
Redwood Trust, Inc.		20,410	227,163
Retail Properties of America, Inc. - Class A		21,779	262,437
Sabra Health Care REIT, Inc.		16,685	291,487
Simon Property Group, Inc. (c)		11,082	1,423,926
SITE Centers Corp.		23,250	348,053
SL Green Realty Corp. (c)		9,817	777,703
STAG Industrial, Inc.		7,542	269,325
Ventas, Inc.		26,807	1,486,448
VEREIT, Inc.		42,933	2,042,323
VICI Properties, Inc. (c)		19,801	616,405
Welltower, Inc.		12,858	961,394
WP Carey, Inc.		12,661	955,272
			19,631,137
Telecommunications - 0.01%
Uniti Group, Inc.		16,490	179,081
Warehousing and Storage - 0.04%
Iron Mountain, Inc. (c)		10,334	449,942
Wood Product Manufacturing - 0.15%
Weyerhaeuser Co.		42,819	1,625,409
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,079,926)			22,742,956

RIGHTS - 0.00%
Chemical Manufacturing - 0.00%
Aratana Therapeutics, Inc. (a)(e)		18,388	0
TOTAL RIGHTS (Cost $0)			0

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 12.47%
Money Market Fund - 12.47%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (f)		137,538,185	137,538,185
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $137,538,185)			137,538,185

SHORT-TERM INVESTMENTS - 0.56%
First American Government Obligations Fund, Class X, 0.026% (f)		6,179,033	6,179,033
TOTAL SHORT-TERM INVESTMENTS (Cost $6,179,033)			6,179,033

Total Investments (Cost $929,721,554) - 112.24%			1,237,274,110
Liabilities in Excess of Other Assets - (12.24)%			(134,961,268)
TOTAL NET ASSETS - 100.00%			$1,102,312,842

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $134,308,158.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $73,132, representing 0.01% of net assets.
(f)	The rate shown represents the seven day yield at May 31, 2021.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2021

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2021.

	Level 1	Level 2	Level 3^	Total
Assets:
Equity
Common Stocks*	$1,047,728,090	$14,214,779	$-	$1,061,942,869
Preferred Stocks*	3,386,633	-	-	3,386,633
Exchange-Traded Funds	5,484,434	-	-	5,484,434
Real Estate Investment Trusts*	22,742,956	-	-	22,742,956
Rights	-	-	0	0
Total Equity	1,079,342,113	14,214,779	-	1,093,556,892
Money Market Funds	143,717,218	-	-	143,717,218
Total Investments in Securities	$1,223,059,331	$14,214,779	$-	$1,237,274,110

* For further breakdown by industry, please refer to the Schedule of Investments.

^ The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Rights
Balance as of 8/31/2020	$-
Acquisitions	-
Dispositions	-
Corporate Actions	-
Realized Gain (Loss)	-
Change in unrealized appreciation (depreciation)	(4,597)
Transfers into level 3	4,597
Balance as of 5/31/2021	$0
Total change in unrealized appreciation (depreciation) during the period for Level 3 investments held at May 31, 2021	$(4,597)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2021:

	Fair Value May 31, 2021	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Rights	$0	Theoretical Value	Lack of Marketability	$0.00-0.25